Discontinued operations	12 Months Ended
Jun. 30, 2018
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Discontinued operations

26    Discontinued operations

On 27 July 2018 BHP announced that it had entered into agreements for the sale of its entire interests in its Eagle Ford, Haynesville, Permian and Fayetteville Onshore US oil and gas assets for a combined base consideration of US$10.8 billion, payable in cash.

BP American Production Company, a wholly owned subsidiary of BP Plc, has agreed to acquire 100 per cent of the issued share capital of Petrohawk Energy Corporation, the BHP subsidiary which holds the Eagle Ford (being Black Hawk and Hawkville), Haynesville and Permian assets, for a consideration of US$10.5 billion (less customary completion adjustments), comprising 50 per cent paid in cash at completion and 50 per cent in deferred consideration, payable in cash over a six month period.

MMGJ Hugoton III, LLC, a company owned by Merit Energy Company, has agreed to acquire 100 per cent of the issued share capital of BHP Billiton Petroleum (Arkansas) Inc. and 100 per cent of the membership interests in BHP Billiton Petroleum (Fayetteville) LLC, which hold the Fayetteville assets, for a total consideration of US$0.3 billion (less customary completion adjustments), paid in cash at completion.

Both sales are subject to the satisfaction of customary regulatory approvals and conditions precedent and are expected to complete by the end of October 2018.

Significant joint operations that have been classified as assets and liabilities held for sale are listed below:

Significant joint operations	Country of operation		Group interest (1)
		Principal activity	2018%	2017%
Eagle Ford	US	Hydrocarbons exploration and production	<1-100	<1-100
Fayetteville	US	Hydrocarbons exploration and production	<1-100	<1-100
Haynesville	US	Hydrocarbons exploration and production	<1-100	<1-100
Permian	US	Hydrocarbons exploration and production	<1-100	<1-100

(1)	Ranges reflect the Group’s interest in multiple joint arrangements within the joint operation.

The contribution of Discontinued operations included within the Group’s profit and cash flows are detailed below:

Income statement – Discontinued operations

	2018	2017	2016
	US$M	US$M	US$M
Revenue	2,171	2,150	2,345
Other income	34	74	12
Expenses excluding net finance costs	(5,790)	(3,025)	(11,396)

Loss from operations	(3,585)	(801)	(9,039)

Financial expenses	(22)	(14)	(11)

Net finance costs	(22)	(14)	(11)

Loss before taxation	(3,607)	(815)	(9,050)

Income tax benefit	686	343	3,155

Loss after taxation	(2,921)	(472)	(5,895)

Attributable to non-controlling interests	26	13	(49)
Attributable to BHP shareholders	(2,947)	(485)	(5,846)

Basic loss per ordinary share (cents)	(55.4)	(9.1)	(109.8)
Diluted loss per ordinary share (cents)	(55.4)	(9.1)	(109.8)

The total comprehensive income attributable to BHP shareholders from Discontinued operations was a loss of US$2,943 million (2017: loss of US$489 million; 2016: loss of US$5,846 million).

The conversion of options and share rights would decrease the loss per share for the years ended 30 June 2018, 2017 and 2016 and therefore its impact has been excluded from the diluted earnings per share calculation.

Cash flows from Discontinued operations

	2018	2017	2016
	US$M	US$M	US$M
Net operating cash flows	900	928	785
Net investing cash flows (1)	(861)	(437)	(1,227)
Net financing cash flows (2)	(40)	(28)	(32)

Net (decrease)/increase in cash and cash equivalents from Discontinued operations	(1)	463	(474)

(1)

Includes purchases of property, plant and equipment of US$900 million (2017: US$555 million; 2016: US$1,239 million), capitalised exploration of US$ nil (2017: US$ nil; 2016: US$2 million) less proceeds from sale of assets of US$39 million (2017: US$118 million; 2016: US$14 million).

(2)

Includes net repayment of interest bearing liabilities of US$4 million (2017: US$6 million; 2016: US$7 million), distribution/(contribution) to non-controlling interests of US$14 million (2017: US$16 million; 2016: US$(1) million) and dividends paid to non-controlling interests of US$22 million (2017: US$6 million; 2016: US$26 million).

Assets and liabilities held for sale

The assets and liabilities classified as current assets and liabilities held for sale are presented in the table below:

2018
US$M
Assets
Trade and other receivables	529
Other financial assets	2
Inventories	36
Property, plant and equipment	10,672
Intangible assets	667
Other	33

Total assets	11,939

Liabilities
Trade and other payables	725
Interest bearing liabilities	5
Other financial liabilities	3
Provisions	489

Total liabilities	1,222

Net assets	10,717

Exceptional items – Discontinued operations

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the Financial Statements. Such items related to Discontinued operations included within the Group’s profit for the year are detailed below:

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)

US tax reform

On 22 December 2017, the US President signed the Tax Cuts and Jobs Act (TCJA) into law. The TCJA (effective 1 January 2018) includes a broad range of tax reforms affecting the Group, including, but not limited to, a reduction in the US corporate tax rate from 35 per cent to 21 per cent and changes to international tax provisions. As a result of the TCJA, the Group has recognised an exceptional income tax benefit of US$492 million relating to the re-measurement of the Onshore US deferred tax positions arising from temporary differences.

Impairment of Onshore US assets

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. At 30 June 2018, the Onshore US assets, including goodwill, have been allocated to two CGUs reflecting the separately identifiable cash flows expected from the divestment of the assets.

The Group recognised impairment charges as follows:

Cash generating unit	Property, plant and equipment	Goodwill	Total
	US$M	US$M	US$M
Petrohawk	–	(2,253)	(2,253)
Fayetteville	(520)	(86)	(606)

Total impairment of non-current assets	(520)	(2,339)	(2,859)

The charges reflect a robust and competitive exit process with fair value based on the agreed sales consideration (Level 2 of the fair value hierarchy) less expected costs of disposal.

In previous reporting periods the Group performed impairment testing of the five individual Onshore US assets as each asset had separately identifiable cash flows. In addition, the goodwill attributable to the Onshore US group of CGUs (2017: US$3,022 million) was tested for impairment after the assessment of the individual CGUs. The recoverable amount determinations for the Onshore US CGUs were based on FVLCD using discounted cash flow techniques. The FVLCD calculations were based primarily on Level 3 inputs and significant assumptions included management’s assessment of a market participant’s perspective of crude oil and natural gas prices, production volumes and discount rates.

Year ended 30 June 2017

There were no exceptional items related to Discontinued operations for the year ended 30 June 2017.

Year ended 30 June 2016	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Impairment of Onshore US assets	(7,184)	2,300	(4,884)

Total	(7,184)	2,300	(4,884)

Attributable to non-controlling interests	(80)	29	(51)
Attributable to BHP shareholders	(7,104)	2,271	(4,833)

Impairment of Onshore US assets

The Group recognised an impairment charge of US$4,884 million (after tax benefit) against the carrying value of its Onshore US assets in the year ended 30 June 2016. The impairment reflects changes to price assumptions, discount rates and development plans. This follows significant volatility and much weaker prices experienced in the oil and gas industry, which have more than offset the Group’s substantial productivity improvements.